Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent Events
Note
10-Subsequent
Events
The Company evaluated subsequent events and transactions that occurred after the condensed consolidated balance sheets date up to the date that the unaudited condensed consolidated financial statements were issued and determined that there have been no events other than the event described below, that have occurred that would require adjustments to the disclosures in the unaudited condensed consolidated financial statements.
In July 2023, $
18,432,316
was paid to
s
tockholders holding
1,747,139
Public Shares wh
o
had exercised their right to redeem such shares for a pro rata portion of the funds in the Trust Account. Following redemptions, the Company had
3,329,638
Public Shares outstanding. After the satisfaction of such redemptions, the balance of the Trust Account was approximately $
36.9
 million.

Note
11-Subsequent
Events
The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the consolidated financial statements were issued and determined that other than the additional borrowings under the extension described in Note 4, there have been no events that have occurred that would require adjustments to the disclosures in the consolidated financial statements.